DEBT (Schedule of Notes Payable - Financing Agreements) (Details) - USD ($)	Jun. 30, 2020	Apr. 15, 2020	Feb. 03, 2020	Dec. 31, 2019	Dec. 23, 2019	Sep. 15, 2019	Apr. 15, 2019	Feb. 03, 2019	Dec. 31, 2018	Dec. 23, 2018	Sep. 15, 2018	Apr. 15, 2018
Debt Instrument [Line Items]
Notes Payable, Principal	$ 175,796			$ 42,299					$ 48,330
Third Party - Insurance Note 1 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 8,662			$ 28,500	$ 28,500				$ 25,066	$ 25,066
Notes Payable, Interest	7.31%			7.31%					9.29%
Third Party - Insurance Note 2 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 41,282	$ 51,379					$ 51,940		$ 8,501			$ 49,000
Notes Payable, Interest	5.26%			6.36%					10.25%
Third Party - Insurance Note 3 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 1,656			$ 13,799		$ 13,799			$ 14,763		$ 15,810
Notes Payable, Interest									10.75%
Third Party - Insurance Note 4 [Member]
Debt Instrument [Line Items]
Notes Payable, Principal	$ 124,196		$ 165,375					$ 141,058
Notes Payable, Interest				6.36%